Fair Value Measurements - Summary of Gains or Losses on Available-for-Sale Marketable Securities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Amortized Cost, Due in 1 year or less	$ 69,283
Fair Value, Due in 1 year or less	$ 69,173